SCHEDULE OF LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Loss Per Share
Net loss attributable to the owners of the company		$ (20,914)	$ (6,184)		$ (4,939)
Basic loss per share	[1]	$ (586)	$ (635)	[2]	$ (556)	[2]
Diluted loss per share	[1]	$ (586)	$ (635)	[2]	$ (556)	[2]
Weighted average number of ordinary shares used in calculating basic loss per share		36	10		9
Weighted average number of ordinary shares used in calculating diluted loss per share		36	10		9

[1]	Restated as a result of the SPAC transaction and after giving effect to the reverse stock splits (see also Notes 14B4 and 24.12)
[2]	Restated as a result of the SPAC transaction and after giving effect to the reverse share splits described in Notes 14B(4) and 24.12, the calculation of the basic and diluted loss per share for all past periods presented have been adjusted retrospectively based on the new number of shares as derived from the conversion ratio.